Risk Management and Financial Instruments - Schedule of Balance Sheet (Details) - Seara Alimentos [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheet [Line Items]
Derivative (liabilities)/assets	$ 84
Financial instruments designated as hedge accounting:
Financial instruments designated as hedge accounting, Commodities	84
Derivative (liabilities)/assets	69	4,473
Financial instruments not designated as hedge accounting:
Exchange	69	4,977
Financial instruments not designated as hedge accounting, Interest		(504)
Other comprehensive income (expense)	306	(550)
Other comprehensive income (expense), Currency		39
Other comprehensive income (expense), Commodities	306	(589)
Inventories	20	6,577
Inventories, Currency		136
Inventories, Commodities	$ 20	$ 6,441